Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Business Segment Information [Abstract]
Revenues, Adjusted Ebitda, Ebitda from Unconsolidated Ventures, Capital Expenditures, Total Assets, and Investments

	2011	2010	2009
Revenues:
Americas (a)	$1,630	$1,597	$1,498
EAME	592	529	486
Asia Pacific	303	235	204
Vacation ownership and residential	688	526	516

Total segment revenues	3,213	2,887	2,704
Other revenues from managed and franchised hotels	2,339	2,117	1,931
Other corporate revenues - unallocated	72	67	61

	$5,624	$5,071	$4,696

(a)	Includes revenues of $1.1 billion for the years ended 2011, 2010 and 2009, respectively, from hotels located in the United States of America. No other country contributed more than 10% of the Company’s total revenues.

	2011	2010	2009
Segment earnings:
Americas	$555	$484	$456
EAME	204	191	188
Asia Pacific	186	165	110
Vacation ownership and residential	170	123	97

Total segment earnings	1,115	963	851
Other corporate unallocated	74	67	64
Corporate selling, general, administrative and other—unallocated	(156)	(151)	(139)
Gain (loss) on asset dispositions and impairments, net	—	(39)	(91)
Restructuring, goodwill and other special charges (credits)	(68)	75	(379)
Adjustments to equity earnings (a)	(54)	(56)	(56)
Interest expense	(219)	(238)	(230)
Depreciation and amortization (b)	(265)	(285)	(309)
Discontinued operations	(13)	168	69
Income taxes	75	(27)	293

Net income attributable to Starwood	$489	$477	$73

(a)	Includes interest expense, depreciation, and amortization expense related to equity earnings not allocated to segment earnings.
(b)	In 2009, includes depreciation expense of $9 million recorded in discontinued operations.

	2011	2010	2009
Earnings from unconsolidated ventures included in segment earnings is as follows:
Americas	$29	$29	$23
EAME	1	2	—
Asia Pacific	32	33	27
Vacation ownership and residential	3	2	2

Total earnings from unconsolidated ventures	$65	$66	$52

	2011	2010	2009
Capital expenditures:
Americas	$174	$155	$150
EAME	100	23	12
Asia Pacific	9	6	9
Vacation ownership and residential (a)	70	151	145

Total segment capital expenditures	353	335	316
Other corporate unallocated	124	42	27

	$477	$377	$343

(a)	Represents gross inventory capital expenditures less cost of sales of $14 million, $112 million and $108 million for the years ended 2011, 2010 and 2009, respectively. Additionally, includes development capital of $56 million, $39 million and $37 million for the years ended 2011, 2010 and 2009, respectively.

	December 2011	December 2010	December 2009
Assets:
Americas	$2,307	$2,543	$2,732
EAME	830	882	750
Asia Pacific	610	594	527
Vacation ownership and residential	2,056	1,989	1,488

Total segment assets (a)	5,803	6,008	5,497
Other corporate assets	3,757	3,768	3,264

	$9,560	$9,776	$8,761

(a)	Includes long-lived assets of $1.8 billion, $2.0 billion and $2.2 billion at December 31, 2011, 2010 and 2009, respectively, located in the United States of America. No other country contributed more than 10% of the Company’s total long-lived assets.

	December 2011	December 2010	December 2009
Investments in unconsolidated ventures:
Americas	$70	$77	$100
EAME	22	37	55
Asia Pacific	137	171	163
Vacation ownership and residential	30	27	50

Total investments in unconsolidated ventures	$259	$312	$368